Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2018
Mineral Properties [Abstract]
Disclosure of detailed information about investment property [text block]
	December 31 2017 (restated – note 6)	Expenditures Incurred	December 31 2018

Mineral Properties
Keno Hill District Properties
Bellekeno	$6,885	$238	$7,123
Lucky Queen	693	131	824
Onek	1,034	31	1,065
McQuesten i	1,997	-	1,997
Silver King	4,464	-	4,464
Flame & Moth	22,455	5,856	28,311
Bermingham	23,376	8,708	32,084
Elsa Tailings	884	-	884
Other Keno Hill Properties	2,799	2,675	5,474

Total	$64,587	$17,639	$82,226

	December 31 2016 (restated – note 6)	Expenditures Incurred	December 31 2017 (restated - note 6)

Mineral Properties
Keno Hill District Properties
Bellekeno	$6,809	$76	$6,885
Lucky Queen	563	130	693
Onek	1,018	16	1,034
McQuesten i	1,924	73	1,997
Silver King	4,464	-	4,464
Flame & Moth	21,966	489	22,455
Bermingham	15,193	8,183	23,376
Elsa Tailings	884	-	884
Other Keno Hill Properties	2,799	-	2,799

Total	$55,620	$8,967	$64,587

(i)
Effective May 24, 2017, the Corporation entered into an Option Agreement with Banyan Gold Corp. (“Banyan”) to option up to 100% the McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum $2,600,000 in exploration expenditures ($717,000 incurred to December 31, 2018), issue 1,600,000 shares (800,000 shares received to December 31, 2018), pay a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver.

Schedule Of Changes In Mineral Properties [Text Block]
	Mining Operations Properties	Exploration and Evaluation Properties	Total

December 31, 2018
Cost	$99,472	$73,213	$172,685
Accumulated depletion and write-downs	(90,459)	-	(90,459)
Net book value	$9,013	$73,213	$82,226

December 31, 2017 (restated – note 6)
Cost	$99,071	$55,975	$155,046
Accumulated depletion and write-downs	(90,459)	-	(90,459)
Net book value	$8,612	$55,975	$64,587